Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 4,267,086	$ 4,862,723
Less: Allowance for credit losses	(3,426,877)	(1,552,580)
Accounts receivable, net	$ 840,209	$ 3,310,143